CONSOLIDATED BALANCE SHEETS (Parenthetical)(Variable interest entity [Member] CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable	101,160	55,818
Deferred revenue	354,987	292,380
Advances from customers	25,897	10,656
Income taxes payable	65,162	47,974
Accrued liabilities and other current liabilities	357,464	197,851
Amounts due to related parties	30,892	2,640
Convertible bonds
Long-term payable	183,000
Deferred revenue	24,383	8,457
Deferred tax liabilities	26,709